Inventory Financing Agreements (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Financing Agreements [Line Items]
Accounts Payable Inventory Financing	$ 252,900,000	$ 249,200,000	$ 278,700,000
Accounts Payable, Inventory Financing [Member]
Inventory Financing Agreements [Line Items]
Revolving Loan financing agreement	252,800,000	248,300,000	240,700,000
Other inventory financing agreements	100,000	900,000	38,000,000
Accounts Payable Inventory Financing	252,900,000	249,200,000	278,700,000
Floorplan sub-facility	400,000,000.0	400,000,000
Other inventory financing agreements, terminated			30,300,000
Other Collateralized Inventory Financing Agreements, Current	$ 100,000	$ 900,000	$ 7,700,000